Intangible assets - Goodwill - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash-generating units information
Goodwill	€ 25,769	€ 26,724	€ 26,960	€ 27,548
Santander UK plc
Cash-generating units information
Goodwill	8,375	8,679	10,125
Banco Santander (Brasil) S.A
Cash-generating units information
Goodwill	4,988	5,769	4,590
Santander Consumer USA Holdings Inc.
Cash-generating units information
Goodwill	2,007	3,182	3,081
Bank Zachodni WBK S.A.
Cash-generating units information
Goodwill	2,473	2,342	2,423
Santander Bank, National Association
Cash-generating units information
Goodwill	1,712	1,948	1,886
Santander Consumer Germany
Cash-generating units information
Goodwill	1,217	1,217	1,217
Santander Asset Management
Cash-generating units information
Goodwill	1,173
Banco Santander Totta SA
Cash-generating units information
Goodwill	1,040	1,040	1,040
Banco Santander - Chile
Cash-generating units information
Goodwill	676	704	644
Santander Consumer Bank AS
Cash-generating units information
Goodwill	518	537	546
Banco Santander S.A. (Mexico)
Cash-generating units information
Goodwill	413	449	517
Other cash-generating companies
Cash-generating units information
Goodwill	1,177	€ 857	€ 891
Banco Popular Espanol, S.A.
Cash-generating units information
Goodwill	€ 248